PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 93.3%

Advertising — 1.0%
The Trade Desk, Inc., Class A*	4,499	$868,307

Aerospace & Defense — 0.7%
HEICO Corp., Class A	9,139	583,982

Apparel — 0.5%
Carter’s, Inc.	7,103	466,880

Auto Parts & Equipment — 0.5%
Visteon Corp.*	8,980	430,860

Banks — 0.4%
Kearny Financial Corp.	45,941	394,633

Biotechnology — 4.9%
Amicus Therapeutics, Inc.*	34,683	320,471
Ascendis Pharma A/S*	4,385	493,795
Epizyme, Inc.*	17,375	269,486
Fate Therapeutics, Inc.*	19,682	437,137
FibroGen, Inc.*	13,014	452,237
Insmed, Inc.*	30,445	488,033
Ligand Pharmaceuticals, Inc.*	9,901	720,001
NeoGenomics, Inc.*	42,427	1,171,409

		4,352,569

Building Materials — 0.8%
Summit Materials, Inc., Class A*	47,611	714,165

Chemicals — 2.5%
H.B. Fuller Co.	13,681	382,110
Rogers Corp.*	6,177	583,233
Sensient Technologies Corp.	27,931	1,215,278

		2,180,621

Commercial Services — 8.7%
Avalara, Inc.*	10,864	810,454
Cimpress PLC*	5,864	311,965
Clarivate Analytics PLC*	75,693	1,570,630
Euronet Worldwide, Inc.*	15,005	1,286,229
HealthEquity, Inc.*	8,619	436,035
Insperity, Inc.	7,577	282,622
K12, Inc.*	26,742	504,354
MarketAxess Holdings, Inc.	1,259	418,706
ServiceMaster Global Holdings, Inc.*	42,722	1,153,494
TriNet Group, Inc.*	7,616	286,819
WEX, Inc.*	5,986	625,836

		7,687,144

Computers — 3.4%
Cubic Corp.	5,555	229,477
Kornit Digital Ltd.*	27,251	678,277
MAXIMUS, Inc.	8,173	475,669
NCR Corp.*	37,481	663,414
WNS Holdings Ltd. ADR*	22,342	960,259

		3,007,096

Diversified Financial Services — 2.0%
LendingTree, Inc.*	2,592	475,347

	Number of Shares	Value†
Diversified Financial Services — (continued)
LPL Financial Holdings, Inc.	24,442	$1,330,378

		1,805,725

Electrical Components & Equipment — 2.2%
Belden, Inc.	19,761	712,977
EnerSys	10,941	541,798
Novanta, Inc.*	8,841	706,219

		1,960,994

Electronics — 3.1%
Brady Corp., Class A	20,624	930,761
Itron, Inc.*	11,362	634,340
National Instruments Corp.	12,370	409,200
OSI Systems, Inc.*	11,117	766,184

		2,740,485

Engineering & Construction — 0.8%
frontdoor, Inc.*	20,888	726,485

Entertainment — 1.1%
Cedar Fair LP	25,272	463,489
Manchester United PLC, Class A	31,028	466,971

		930,460

Food — 1.1%
BellRing Brands, Inc., Class A*	25,949	442,430
Hostess Brands, Inc.*	45,589	485,979

		928,409

Forest Products & Paper — 0.3%
Neenah, Inc.	6,676	287,936

Hand & Machine Tools — 0.3%
Kennametal, Inc.	12,028	223,961

Healthcare Products — 10.0%
AngioDynamics, Inc.*	33,025	344,451
Bio-Techne Corp.	5,493	1,041,583
Bruker Corp.	27,839	998,306
Cantel Medical Corp.	16,401	588,796
Envista Holdings Corp.*	23,605	352,659
Glaukos Corp.*	16,837	519,590
Globus Medical, Inc., Class A*	24,814	1,055,339
ICU Medical, Inc.*	4,435	894,850
Integra LifeSciences Holdings Corp.*	30,503	1,362,569
Natus Medical, Inc.*	7,666	177,314
STERIS PLC	10,534	1,474,444

		8,809,901

Healthcare Services — 3.6%
Catalent, Inc.*	52,474	2,726,025
Chemed Corp.	971	420,637

		3,146,662

Home Builders — 0.4%
Thor Industries, Inc.	9,251	390,207

Household Products & Wares — 1.2%
Helen of Troy Ltd.*	3,685	530,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Household Products & Wares — (continued)
Ontex Group N.V.	29,513	$513,714

		1,044,464

Insurance — 1.1%
RLI Corp.	11,189	983,849

Internet — 1.3%
ChannelAdvisor Corp.*	48,722	353,722
Zendesk, Inc.*	12,728	814,719

		1,168,441

Machinery - Diversified — 3.2%
CSW Industrials, Inc.	21,241	1,377,479
Gates Industrial Corp. PLC*	42,516	313,768
Nordson Corp.	5,897	796,508
Westinghouse Air Brake Technologies Corp.	6,635	319,342

		2,807,097

Metal Fabricate/Hardware — 1.3%
Rexnord Corp.	49,038	1,111,691

Miscellaneous Manufacturing — 4.6%
Carlisle Cos., Inc.	10,837	1,357,660
ITT, Inc.	21,730	985,673
John Bean Technologies Corp.	7,889	585,916
Proto Labs, Inc.*	4,741	360,932
Standex International Corp.	16,058	787,163

		4,077,344

Oil & Gas — 0.2%
Magnolia Oil & Gas Corp., Class A*	37,316	149,264

Pharmaceuticals — 6.1%
Eagle Pharmaceuticals, Inc.*	12,438	572,148
Global Blood Therapeutics, Inc.*	8,860	452,657
GW Pharmaceuticals PLC ADR*	5,172	452,912
Heron Therapeutics, Inc.*	23,514	276,054
Heska Corp.*	4,992	276,058
Ironwood Pharmaceuticals, Inc.*	39,856	402,147
Knight Therapeutics, Inc.*	64,282	283,201
Neurocrine Biosciences, Inc.*	9,378	811,666
Prestige Consumer Healthcare, Inc.*	23,061	845,877
Rhythm Pharmaceuticals, Inc.*	19,305	293,822
Sarepta Therapeutics, Inc.*	4,502	440,386
uniQure N.V.*	6,477	307,334

		5,414,262

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	4,456	449,967

Retail — 3.1%
Casey’s General Stores, Inc.	4,670	618,728
Dunkin’ Brands Group, Inc.	11,445	607,730
National Vision Holdings, Inc.*	22,636	439,591
Texas Roadhouse, Inc.	10,417	430,222
The Lovesac Co.*	37,389	217,978
Williams-Sonoma, Inc.	10,332	439,317

		2,753,566

	Number of Shares	Value†
Savings & Loans — 0.3%
Pacific Premier Bancorp, Inc.	16,132	$303,927

Semiconductors — 2.4%
Cree, Inc.*	8,943	317,119
Entegris, Inc.	21,634	968,554
ON Semiconductor Corp.*	68,848	856,469

		2,142,142

Software — 14.1%
ACI Worldwide, Inc.*	19,054	460,154
Blackbaud, Inc.	22,059	1,225,377
Broadridge Financial Solutions, Inc.	14,431	1,368,492
Cadence Design Systems, Inc.*	9,974	658,683
Envestnet, Inc.*	19,193	1,032,200
Guidewire Software, Inc.*	8,145	645,980
Intelligent Systems Corp.*	16,402	557,504
J2 Global, Inc.	7,133	533,905
Jack Henry & Associates, Inc.	4,202	652,318
LivePerson, Inc.*	26,361	599,713
RealPage, Inc.*	20,760	1,098,827
SailPoint Technologies Holding, Inc.*	34,259	521,422
SS&C Technologies Holdings, Inc.	33,410	1,464,026
The Descartes Systems Group, Inc.*	34,474	1,185,878
Yext, Inc.*	38,980	397,206

		12,401,685

Telecommunications — 3.6%
Nice Ltd. ADR*	18,501	2,656,004
Vonage Holdings Corp.*	68,339	494,091

		3,150,095

Transportation — 2.0%
CryoPort, Inc.*	39,319	671,175
Saia, Inc.*	14,541	1,069,345

		1,740,520

TOTAL COMMON STOCKS (Cost $78,223,298)		82,335,796

REAL ESTATE INVESTMENT TRUSTS — 0.7%

Diversified — 0.7%
Lamar Advertising Co., Class A (Cost $685,308)	12,399	635,821

SHORT-TERM INVESTMENTS — 4.6%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $4,010,299)	4,010,299	4,010,299

TOTAL INVESTMENTS — 98.6% (Cost $82,918,905)		86,981,916
Other Assets & Liabilities — 1.4%		1,253,845

TOTAL NET ASSETS — 100.0%		$88,235,761

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

N.V. — Naamloze Vennootschap.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 03/31/2020 ††

United States	88%
Israel	4
United Kingdom	3
Belgium	1
Canada	1
Denmark	1
India	1
Other	1

Total	100%

††	% of total investments as of March 31, 2020.